INCOME TAXES	12 Months Ended
Dec. 26, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The Company files numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations for years before 2013 and is no longer subject to state and local, or foreign income tax examinations by tax authorities for years before 2011.

The (benefit) provision for income taxes for 2014, 2013 and 2012, is as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Current:
Federal	$12,012	$7,973	$(15,232)	$3,150
State	1,381	507	2,656	383
Foreign	(22)	52	78	176
	13,371	8,532	(12,498)	3,709
Deferred:
Federal	(39,694)	(14,243)	4,744	6,842
State	(4,634)	(5,287)	(2,749)	833
Foreign	(9)	151	—	—
	(44,337)	(19,379)	1,995	7,675
	$(30,966)	$(10,847)	$(10,503)	$11,384

As of December 26, 2014, the approximate amount of earnings of foreign subsidiaries that the Company considers permanently reinvested and for which deferred taxes have not been provided was $14.4 million. Because of the availability of U.S. foreign tax credits, it is not practicable to determine the U.S. federal income tax impact if such earnings were not permanently reinvested.

The Company no longer has foreign tax credits that may be used to offset future foreign source income taxable in the U.S.

The components of (loss) income before income taxes for 2014, 2013 and 2012 were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
United States	$(77,759)	$(17,312)	$(39,202)	$23,581
Foreign	(279)	125	255	627
Total	$(78,038)	$(17,187)	$(38,947)	$24,208

The reconciliation of the provision for income taxes at the federal statutory tax rate to the provision for income taxes for 2014, 2013 and 2012 is as follows:

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
Provision to return true ups	1.72	29.33	3.19	0.93
State and local income taxes, net of Federal benefit	3.46	0.65	(0.56)	4.92
Foreign income taxes	(0.07)	(0.04)	0.03	(0.18)
Merger related expenses	—	(0.14)	(10.38)	5.73
Nondeductible expenses and other	(0.43)	(1.69)	(0.31)	0.63
	39.68%	63.11%	26.97%	47.03%

Deferred income taxes result primarily from temporary differences in the recognition of certain expenses for financial and income tax reporting purposes. The components of the Company's deferred tax assets and liabilities as of December 26, 2014 and December 27, 2013 consist of the following (in thousands):

	Successor
	December 26, 2014	December 27, 2013
Deferred tax assets:
Litigation related accrual	$15,973	$8,057
Inventories	6,743	7,515
Share-based compensation	7,064	6,482
Net operating loss and tax credit carryforwards	2,333	2,361
Accrued workers compensation	2,307	2,273
Accrued bonus	2,062	1,615
Accrued vacation	1,465	1,407
Allowance for doubtful accounts	1,462	1,338
Lease incentive obligation	890	1,208
Deferred rent	784	554
Other	616	605
Total deferred tax assets	41,699	33,415
Deferred tax liabilities:
Intangibles	(114,610)	(149,114)
Depreciation	(8,955)	(10,263)
Other	(4,202)	(4,443)
Total deferred tax liabilities	(127,767)	(163,820)
Net deferred tax liabilities	$(86,068)	$(130,405)

At December 26, 2014, the Company had $1.9 million of state operating loss carryforwards related primarily to the Merger transaction that will expire at various dates through 2033.
Unrecognized Tax Benefits

In accordance with U.S. GAAP, the Company will recognize the impact of a tax position if a position is "more likely than not" to prevail.

A reconciliation of the beginning and ending unrecognized tax benefits for the fiscal years ended December 26, 2014 and December 27, 2013 and for the period from September 8, 2012 through December 28, 2012 is as follows (in thousands):

	Successor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012
	December 26, 2014	December 27, 2013
Balance at beginning of period	$249	$1,535	$152
Increases related to prior year tax positions	8	45	817
Increases related to current year tax positions	153	52	566
Decreases related to prior year tax positions	—	(1,383)	—
Balance at end of period	$410	$249	$1,535

There were no material uncertain tax positions as of September 7, 2012.

The unrecognized tax benefit, if recognized, would not have a material effect on the effective tax rate at December 26, 2014.

The Company recognizes potential penalties and interest related to unrecognized tax benefits within its statements of operations as selling, general and administrative expenses and interest expense, respectively. To the extent penalties and interest are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of selling, general and administrative expenses and interest expense, respectively. Interest expense for the year ended December 26, 2014 was not material.
The unrecognized tax benefit with respect to certain of the Company's tax positions may increase or decrease over the next twelve months; however, management does not expect the change, if any, to have a material effect on the Company's financial position or results of operations within the next twelve months.
During 2014, the IRS concluded the examination of the Company's federal income tax return for the fiscal year 2012. The exam resulted in additional refunds received for carryback of credits. During 2013, the IRS concluded the examination of the Company's federal income tax return for the fiscal years 2009-2010. The exam resulted in an immaterial adjustment, which is reflected in the above deferred balances.